Shareholder Report, Average Annual Return (Details)	10 Months Ended
Dec. 31, 2025
SMI 3Fourteen REAL Asset Allocation ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	12.31%
S&P® 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	16.19%